11. PROPERTY, PLANT AND EQUIPMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Average rate used for capitalization of interest on non-specific projects	5.62%	6.58%